Right of Use Asset and Operating Lease Liability - Schedule of right of use assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Cost	$ 12,704	$ 12,465
Accumulated amortization	(7,158)	(4,877)
Net carrying value	$ 5,546	$ 7,588